Rachel D. Mendelson Managing Director & Associate General Counsel T 212 916-5791 F 212 916-6980 rmendelson@tiaa.org

May 2, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

TIAA Separate Account VA-3

Teachers Insurance and Annuity Association of America

TIAA Access

Form N-4 (File Nos. 333-134820 and 811-21907)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (SAI) dated May 1, 2018 that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the most recent amendment to the Registration Statement on Form N-4; and (ii) the text of this amendment was filed electronically via EDGAR on April 25, 2018.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Rachel D. Mendelson
Rachel D. Mendelson

730 Third Avenue, New York, NY 10017 TIAA.org